Note 8 - Financial Instruments - Changes in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance, beginning of period	$ 108,609	$ 60,121	$ 49,431
Provision for doubtful accounts	65,389	56,300
Bad debts written off	(40,958)	(41,802)
Adjustment from IFRS 9 adoption	23,636
Foreign exchange	$ 421	$ (3,808)